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SUTHERLAND ASBILL & BRENNAN LLP
  1275 Pennsylvania Avenue, NW
  Washington, DC 20004-2415

  MARY E. THORNTON
  DIRECT LINE: 202.383.0698
  Internet: mary.thornton@sablaw.com
                                December 20, 2007
VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:   MetLife Investors USA Variable Life Account A
      Equity Advantage Variable Universal Life
      File No. 333-147509

Commissioners:

On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Variable Life Account A (the "Account"), we have attached for filing under the Securities Act of 1933 and the Investment Company Act of 1940 (the "1940 Act"), Pre-Effective Amendment No. 1 to the registration statement on Form N-6 (the "Amendment") for an individual flexible premium variable life insurance policy to be issued through the Account.

The Amendment does not include completed illustrations, or financial statements; these items, along with any exhibits not included with this filing, will be added by pre-effective amendment.

If you have any questions or comments regarding the Amendment, please call the undersigned at 202/ 383-0698.

Sincerely,

/s/ Mary E. Thornton
Mary E. Thornton

Attachment
cc:   Marie Swift, Esq.
      John E. Connolly, Jr., Esq.